Bank credit lines and loan facilities	3 Months Ended
Mar. 31, 2012
Bank credit lines and loan facilities
6. Bank credit lines and loan facilities

Bank credit lines and loan facilities outstanding as at March 31, 2012 comprise:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Less than one year	$20,000	-
More than one year	-	-
	$20,000	-

The Company drew down $20.0 million in bank credit lines and loan facilities during the three months ended March 31, 2012. Additional amounts available to the Group under negotiated facilities amounted to $130.0 million at March 31, 2012.